Results of Operations for Oil and Natural Gas Producing Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 As RESTATED [Member]	Mar. 31, 2012 As RESTATED [Member]	Jun. 30, 2012 As RESTATED [Member]	Sep. 30, 2012 As RESTATED [Member]	Dec. 31, 2012 As RESTATED [Member]	Dec. 31, 2011 As RESTATED [Member]	Dec. 31, 2012 Petrodelta's [Member]	Dec. 31, 2011 Petrodelta's [Member]	Dec. 31, 2010 Petrodelta's [Member]
Revenue:
Oil and natural gas revenues													$ 404,577	$ 360,222	$ 194,423
Royalty													(132,802)	(118,339)	(65,500)
Oil and natural gas revenues						6,488							271,775	241,883	128,923
Expenses:
Operating, selling and distribution expenses and taxes other than on income						3,154							149,082	114,835	22,359
Depletion						811							24,284	17,531	12,387
Exploration expense					9,068	12,565
Income tax expense													49,205	54,759	47,089
Impairment of oil and gas properties costs					9,312	3,335
Total expenses					23,997	69,541							222,571	187,125	81,835
Dry hole costs	(82)	767	767	685	685	40,003	71	5,546	5,617	5,617	5,617	49,676
Results of operations from oil and natural gas producing activities					$ (23,997)	$ (63,053)							$ 49,204	$ 54,758	$ 47,088